    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 1998

                                                               FILE NO. 33-7647
                                                               FILE NO. 811-4782

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                          ----------------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 59

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 60



                                 REPUBLIC FUNDS

               (Exact Name of Registrant as Specified in Charter)

                  3435 Stelzer Road, Columbus, Ohio 43219-3035
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                 (614) 470-8000

                                 Walter B. Grimm
                  3435 Stelzer Road, Columbus, Ohio 43219-3035
               (Name and address of agent for service of process)

                                    Copy to:

                             Allan S. Mostoff, Esq.
                             Dechert Price & Rhoads
                  1775 Eye Street, N.W., Washington, D.C. 20006
                        --------------------------------

It is proposed that this filing will become effective 60 days after filing pursuant to paragraph (a) (1)
                        --------------------------------

       If appropriate, check the following box:

       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1933, as amended. The Registrant has filed Rule 24f-2 notices with respect to its series as follows: Republic U.S. Government Money Market Fund (for its fiscal year ended September 30. 1997) on December 23, 1997; Fund, Republic Equity Fund, Republic Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund for their fiscal years ended October 31, 1997 on January 27, 1998.


                                    AMII-1

CROSS REFERENCE SHEET

PART A;  INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER                                                                     PROSPECTUS CAPTION
Item 1.                        Front and Back Cover Page                        Front and Back Cover Page

Item 2.                        Risk/Return Summary:  Investments,               Risk/Return Summary and
                               Risks and Performance                            Fund Expenses

Item 3.                        Risk/Return Summary:  Fee Table                  Risk/Return Summary and
                                                                                Fund Expenses

Item 4.                        Investment Objectives, Principal                 Investment Objectives and
                               Investment Strategies, and Related Risks         Strategies; Investment Risks

Item 5                         Management's Discussion                          Not Applicable
                               of Fund Performance

Item 6.                        Management, Organization, and                    Fund Management
                               Capital Structure

Item 7.                        Shareholder Information                          Shareholder Information

Item 8.                        Distribution Arrangements                        Distribution Arrangements/
                                                                                Sales Charges

Item 9.                        Financial Highlights Information                 Financial Highlights
PART B;  INFORMATION REQUIRED IN STATEMENT /OF ADDITIONAL INFORMATION

                                                                                Statement of Additional
ITEM NUMBER                                                                     INFORMATION CAPTION
Item 10.                       Cover Page and Table of Contents                 Cover Page and Table of Contents

Item 11.                       Fund History                                     Capitalization

Item 12.                       Description of the Fund and Its                  Investment Objective, Policies
                               Investments and Risks                            and Restrictions

Item 13.                       Management of the Fund                           Management of the Trust

Item 14.                       Control Persons and Principal                    Other Information
                               Holders of Securities

Item 15.                       Investment Advisory and                          Management of the Trust
                               Other Securities                                 Investment Adviser

Item 16.                       Brokerage Allocation                             Portfolio Transactions

Item 17.                       Capital Stock and Other Securities               Other Information

                                    AMII-2

Item 18.                       Purchase, Redemption and Pricing                 Purchase of Shares; Redemption
                               of Shares                                        of Shares; Determination of Net
Asset Value

Item 19.                       Taxation of the Fund                             Taxation

Item 20.                       Underwriters                                     Management of the Trust -
                                                                                Administrator, Distributor and
Sponsor

Item 21.                       Calculation of Performance Date                  Performance Information

Item 22.                       Financial Statements                             Financial Statements


PART C

        Information required to be in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.


                                    AMII-3

EXPLANATORY NOTE

        This post-effective amendment no. 59 (the "Amendment") to the Registrant's registration statement on Form N-1A (File no. 33-7647) (the "Registration Statement") is being filed to amend the Registrant's disclosure with respect to the Republic New York Tax-Free Bond Fund and Republic Equity Fund, in order to comply with the new Form N-1A. The Amendment does not affect any other series of the Registrant, which are the subject of other post-effective amendments to the Registration Statement. The financial information will be filed by amendment prior to the effectiveness of this amendment.



                                    AMII-4

REPUBLIC FUNDS


PROSPECTUS

____________ , 19__ .

          REPUBLIC FIXED INCOME FUND

          REPUBLIC NEW YORK TAX-FREE BOND FUND

          REPUBLIC EQUITY FUND

          REPUBLIC INTERNATIONAL EQUITY FUND

          REPUBLIC SMALL CAP EQUITY FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

                                                                         Page
                                                                         ----
RISK/RETURN SUMMARY
AND FUND EXPENSES             REPUBLIC FIXED INCOME FUND

                              REPUBLIC NEW YORK TAX-FREE
                              BOND FUND

Carefully review this         REPUBLIC EQUITY FUND
important section, which
summarizes each Fund's        REPUBLIC INTERNATIONAL EQUITY FUND
investments, risks, past
performance, and fees         REPUBLIC SMALL CAP EQUITY FUND

INVESTMENT OBJECTIVES,
STRATEGIES AND RISKS          REPUBLIC FIXED INCOME FUND

                              REPUBLIC NEW YORK TAX-FREE
                              BOND FUND

                              REPUBLIC EQUITY FUND

                              REPUBLIC INTERNATIONAL EQUITY FUND

                              REPUBLIC SMALL CAP EQUITY FUND

FUND MANAGEMENT               THE INVESTMENT ADVISER

Review this section for       PORTFOLIO MANAGER
details on the people and
organizations who oversee     THE DISTRIBUTOR AND ADMINISTRATOR
the Funds.
                              THE TWO-TIER FUND STRUCTURE

SHAREHOLDER INFORMATION       PRICING OF FUND SHARES

Review this section for       PURCHASING AND ADDING TO YOUR SHARES
details on how shares are
valued, how to purchase,      SELLING YOUR SHARES
sell and exchange shares,
related charges, and          GENERAL POLICIES ON SELLING SHARES
payments of dividends and
distribution.                 DISTRIBUTION ARRANGEMENTS/SALES CHARGES

                              DIVIDENDS DISTRIBUTIONS AND TAXES

                              EXCHANGING YOUR SHARES

FINANCIAL HIGHLIGHTS

Review this section for
details on selected
financial statements of
the Funds.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

The following is a summary of key information about the Funds. You will find additional information about the Funds, including a detailed description of the Fund's investment objectives, strategies, and risks, after this Summary.

REPUBLIC FIXED INCOME FUND

INVESTMENT OBJECTIVES         The investment objective of the Fixed Income
                              Fund is to realize above-average total return, consistent with reasonable risk, through investment primarily in a diversified portfolio of fixed income securities.

STRUCTURE OF THE FUND         The Fund seeks to achieve its investment objective
                              by investing all of its assets in the Republic
                              Fixed Income Portfolio (the "Portfolio"), which has the same investment objective as the Fund.
                              This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the Bond Fund or "feeder fund") is investing all its assets in a second fund (the
                              Portfolio or "master fund").

                              The Fund offers only one class of shares (the "Adviser Shares"). Shares of the Fund are offered only to clients of Republic and its affiliates for whom Republic or its affiliates exercises investment discretion.

PRINCIPAL INVESTMENT
 STRATEGIES                   The Fixed Income Portfolio invests primarily in
                              fixed income securities, such as U.S. Government securities, corporate debt securities and commercial paper, mortgage-backed and asset-backed securities; and similar securities issued by foreign governments and corporations.

PRINCIPAL INVESTMENT RISKS    The Fund's performance per share will change daily
                              based on many factors, including, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other investments.

                              The Fund could lose money if the issuer of a fixed-income security owned by the Fund defaults on its financial obligation.

                              Changes in interest rates will affect the yield or value of the Fund's investments in debt securities.

                              The Fund may invest in derivative instruments (e.g., options and futures contracts) to help achieve its investment objectives. These investments could increase the Fund's price volatility or reduce the return on your investment.

                              The Fund may invest in high-yield securities, which are subject to higher credit risks and are less liquid than other fixed-income securities. The Fund could lose money if it is unable to dispose of these investments at an appropriate time.

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?       Consider investing in the Fund if you are:

                              - LOOKING TO ADD A MONTHLY INCOME COMPONENT TO YOUR PORTFOLIO

                              - SEEKING HIGHER POTENTIAL RETURNS THAN PROVIDED BY MONEY MARKET FUNDS

                              -  WILLING TO ACCEPT THE RISKS OF PRICE AND
                                 DIVIDEND FLUCTUATIONS

                              -  INVESTING SHORT-TERM RESERVES

                              This Fund will not be appropriate for anyone:

                              -  INVESTING EMERGENCY RESERVES

                              -  SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

The chart and table on this page show how the Republic Fixed Income Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the past three years to demonstrate that the Fund has gained [and lost] value at differing times. The table below compares the Fund's performance over time to that of the [Lipper A Rated Bond Fund Index], an unmanaged, equally weighted index composed of the 30 largest Mutual Funds with this investment objective.



                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

            Year-by-Year Total Returns as of 12/31 for Adviser Shares


        1995        1996         1997        1998
         5.63%      4.99%        5.04%       ----

    Of course, past performance does not indicate how the Fund will perform in the future.

            Best  quarter:           Q_____         +___%
            Worst quarter:           Q_____         +___%

                                  Year To Date:

                               ------------------





    AVERAGE ANNUAL TOTAL RETURNS (for the periods ending October 31, 1998)

                             Inception Date     Past Year       Past 5 Years       Past 10 Years      Since Inception
Adviser Shares                  1/9/1995          ____%              N/A                N/A                ____%
Lipper A Rated Bond Fund
Index                             ____            ____%             ____%              ____%               ____%

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

FEES AND EXPENSES*
------------------

As an investor in the Republic Fixed Income Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Shareholder
 Transaction
 Expenses (fees
 paid by you
 directly)                                  ADVISER
                                            SHARES
 Maximum sales
 charge (load)
 on purchases

                                            None
 Maximum deferred
 sales charge (load)                        None


 Annual Fund
 Operating
 Expenses                                   ADVISER
 (fees paid from                            SHARES
 Fund assets)

Management fee                               48%

Distribution (12b-1)
and Service fee                             .25%

Other expenses                              .05%

Total Fund
operating expenses                          .78%

Fee waivers
and reimbursements                            0%

Net operating expenses                      .78%

* The table reflects the combined fees of both the Fund and the Fixed Income Portfolio.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE*

Use the table at right to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    - $10,000 investment

    - 5% annual return

    - redemption at the end of each period

    - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

REPUBLIC FIXED INCOME FUND        1        3         5         10
--------------------------      Year     Years     Years      Years
ADVISER SHARES                  $80       $249      $433     $966



* The example reflects the combined fees of both the Fund and the Fixed Income Portfolio.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

REPUBLIC NEW YORK TAX-FREE BOND FUND

INVESTMENT OBJECTIVES         The investment objective of the New York Tax-Free
                              Bond Fund is to provide shareholders of the Fund with income exempt from regular federal, New York
                              State and New York City personal income taxes.

STRUCTURE OF THE FUND         The Fund only offers Class Y Shares (the "Adviser
                              Shares") pursuant to this prospectus. The Fund offers three additional classes of shares pursuant to a separate prospectus. The Adviser
                              Shares of the Fund are offered only to clients of Republic and its affiliates for whom Republic or its affiliates exercises investment discretion.

PRINCIPAL INVESTMENT
STRATEGIES                    The Fund seeks to achieve its investment objective
                              by investing its assets primarily in a
                              non-diversified portfolio of municipal bonds, notes, commercial paper, U.S. Government securities, and other debt instruments the interest on which is exempt from regular federal, New York State and New York City personal income taxes.

PRINCIPAL INVESTMENT RISKS    The Fund's performance per share will change daily
                              based on many factors, including, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other investments.

                              The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation.

                              Changes in interest rates will affect the yield or value of the Fund's investments in debt securities.

                              The Fund may invest in derivative instruments (e.g., option and futures contracts) to help achieve its investment objective. These investments could increase the Fund's price volatility or reduce the return on your investment.

                              Because the Fund will concentrate its investments in New York obligations and may invest a significant portion of its assets is the securities of a single issuer or sector, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?       Consider investing in the Fund if you are:

                              -         LOOKING TO ADD A MONTHLY INCOME
                                        COMPONENT TO YOUR PORTFOLIO

                              - SEEKING HIGHER POTENTIAL RETURNS THAN PROVIDED BY MONEY MARKET FUNDS

                              - WILLING TO ACCEPT THE RISKS OF PRICE AND DIVIDEND FLUCTUATIONS

                              -         INVESTING SHORT-TERM RESERVES

                              This Fund will not be appropriate for anyone:

                              -         INVESTING EMERGENCY RESERVES

                              -         SEEKING SAFETY OF PRINCIPAL

                              -         WHO DOES NOT LIVE IN NEW YORK

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

The chart and table on this page show how the Republic New York Tax-Free Bond Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the past two years to demonstrate that the Fund has gained [and lost] value at differing times. The table below compares the Fund's performance over time to that of the [Lipper NY Municipal Bond Fund Index], an unmanaged, equally weighted index composed of the 30 largest Mutual Funds with this investment objective.


                       PERFORMANCE BAR CHART AND TABLE
                       -------------------------------

         Year-by-Year Total Returns as of 12/31 for Adviser Shares*


        1996        1997         1998
        4.99%       5.04%        ---



  Of course, past performance does not indicate how the Fund will perform in the future.

              Best  quarter:           Q_____        +___%
              Worst quarter:           Q_____        +___%

                                Year To Date:

                             ------------------




    AVERAGE ANNUAL TOTAL RETURNS (for the periods ending October 31, 1998)

                             Inception Date     Past Year        Past 5 Years       Past 10 Years     Since Inception
Adviser Shares*                 6/1/1996          ____%              N/A                 N/A               ____%
Lipper NY Municipal Bond
Fund                              ____            ____%             ____%               ____%              ____%


* The New York Tax-Free Bond Fund offers three other classes of shares (Class A, Class B and Class C Shares) pursuant to another prospectus. Only Adviser Shares (or "Class Y Shares") are offered by this prospectus.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

FEES AND EXPENSES
-----------------

As an investor in the Republic New York Tax-Free Bond Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


Shareholder
Transaction
Expenses (fees
paid by you
directly)                                  ADVISER
                                           SHARES
Maximum sales
charge (load)
on purchases                                 None

Maximum deferred
sales charge (load)                          None

Annual Fund
Operating
Expenses                                   ADVISER
(fees paid from                            SHARES
Fund assets)

Management fee                               .25%

Distribution (12b-1)
and Service fee                              .25%

Other expenses                               .45%

Total Fund
operating expenses                           .95%

Fee waivers
and reimbursements                           .25%

Net operating expenses                       .70%

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE

Use the table at right to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    - $10,000 investment

    - 5% annual return

    - redemption at the end of each period

    - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

REPUBLIC NEW YORK TAX-FREE BOND       1        3         5         10
-------------------------------      Year     Years     Years      Years
ADVISER SHARES                       $97      $303      $525      $1,166


RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

REPUBLIC EQUITY FUND

INVESTMENT OBJECTIVES         The investment objective of the Equity Fund is
                              long-term growth of capital and income without excessive fluctuations in market value.

STRUCTURE OF THE FUND         The Fund only offers Class Y Shares (the "Adviser
                              Shares") pursuant to this prospectus. The Fund offers three additional classes of shares pursuant to a separate prospectus. The Adviser Shares of the Fund are offered only to clients of Republic and its affiliates for whom Republic or its affiliates exercises investment discretion.

PRINCIPAL INVESTMENT
STRATEGIES                    The Fund seeks to achieve its objective by
                              investing at least 65% of its assets in equity securities of seasoned medium and large-sized companies that are expected to show above average price appreciation. To achieve its investment objective, the Fund will pursue two styles of investing.

                              The "GROWTH" STYLE of investing focuses on investing in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments.

                              The "VALUE" STYLE of investing focuses on investing in the equity securities of U.S. companies believed to be undervalued based upon internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuations systems and seasoned judgment.

PRINCIPAL INVESTMENT RISKS    The Fund's performance per share will change daily
                              based on many factors, including, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other investments.

                              Equity securities have greater price volatility than fixed-income instruments. The value of the Fund will fluctuate as the market price of its investments increases or decreases.

                              The Fund may invest in derivative instruments (e.g., option and futures contracts) to help achieve its investment objective. These investments could increase the Fund's price volatility or reduce the return on your investment.

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?       Consider investing in the Fund if you are:

                              -         SEEKING A LONG-TERM GOAL SUCH AS
                                        RETIREMENT

                              - LOOKING TO ADD A GROWTH COMPONENT TO YOUR PORTFOLIO

                              -         WILLING TO ACCEPT HIGHER RISKS OF
                                        INVESTING IN THE STOCK MARKET IN
                                        EXCHANGE FOR POTENTIALLY HIGHER
                                        LONG-TERM RETURNS

                              This Fund will not be appropriate for anyone:

                              -         SEEKING MONTHLY INCOME

                              - PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

                              -         SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show how the Republic Equity Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the past two years to demonstrate that the Fund has gained [and lost] value at differing times. The table below compares the Fund's performance over time to that of the [Lipper Growth Fund Index], an unmanaged, equally weighted index composed of 30 of the largest Mutual Funds with this investment objective.



                       PERFORMANCE BAR CHART AND TABLE
                       -------------------------------

         Year-by-Year Total Returns as of 12/31 for Adviser Shares*

        1996        1997         1998
        4.99%       5.04%        ---%


  Of course, past performance does not indicate how the Fund will perform in the future.


                          Best quarter:  Q____ +___%

                          Worst quarter: Q____ +___%

                                  Year To Date:

                               ------------------





    AVERAGE ANNUAL TOTAL RETURNS (for the periods ending October 31, 1998)

                             Inception Date     Past Year        Past 5 Years       Past 10 Years     Since Inception
Adviser Shares*                 7/1/1996          ____%              N/A                 N/A               ____%
Lipper Growth Fund Index          ____%           ____%              ____% ----%         ____%             ____%



* The Equity Fund offers three other classes of shares (Class A, Class B and Class C Shares) pursuant to another prospectus. Only Adviser Shares (or "Class Y Shares") are offered by this prospectus.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

FEES AND EXPENSES
-----------------

As an investor in the Republic Equity Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


Shareholder
Transaction
Expenses (fees
paid by you
directly)                                  ADVISER
                                            SHARES
Maximum sales
charge (load)
on purchases

                                             None

Maximum deferred
sales charge (load)                          None

Annual Fund
Operating

Expenses                                   ADVISER
(fees paid from                             SHARES
Fund assets)

Management Fee                               .25%

Distribution (12b-1)
and Service fee                              .25%

Other expenses                               .28%

Total Fund
operating expenses                           .78%

Fee waivers
and reimbursements                             0%

Net operating expenses                       .78%


RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE

Use the table at right to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    - $10,000 investment

    - 5% annual return

    - redemption at the end of each period

    - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

REPUBLIC EQUITY FUND              1        3         5         10
--------------------             Year     Years     Years     Years
ADVISER SHARES                   $80      $249      $433     $966

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

REPUBLIC INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVES         The investment objective of the International
                              Equity Fund is to seek long-term growth of capital and future income through investment primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United
                              States.

STRUCTURE OF THE FUND         The Fund seeks to achieve its investment objective
                              by investing all of its assets in the Republic
                              International Equity Portfolio (the "Portfolio"), which has the same investment objective as the Fund. This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the International Equity Fund or "feeder fund") is investing all its assets in a second fund (the Portfolio or "master fund").

                              The Fund offers only one class of shares (the "Adviser Shares"). Shares of the Fund are offered only to clients of Republic and its affiliates for whom Republic or its affiliates exercises investment discretion.

PRINCIPAL INVESTMENT
STRATEGIES                    The International Equity Portfolio will invest
                              primarily in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United
                              States, including Europe, Canada, Australia and the Far East.

PRINCIPAL INVESTMENT RISKS    The Fund's performance per share will change daily
                              based on many factors, including, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other investments.

                              Equity securities have greater price volatility than fixed-income instruments. The value of the Fund will fluctuate as the market price of its investments increases or decreases.

                              The Fund's investments in foreign securities are riskier than its investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

                              Investments in emerging markets are subject to even greater price volatility than investments in foreign securities because there is a greater risk of political or social upheaval in emerging markets. In addition, these investments are often illiquid and difficult to value accurately.

                              In January 1999, the European Monetary Union plans to introduce a common currency for the European Union (the "euro"). Significant uncertainty surrounds the introduction of the euro and its effect on the value of securities denominated in local European currencies. The currencies in which a Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the fund.

                              The Fund may invest in derivative instruments (e.g., option and futures contracts) to help achieve its investment objective. These investments could increase the Fund's price volatility or reduce the return on your investment.

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?       Consider investing in the Fund if you are:

                              -         SEEKING A LONG-TERM GOAL SUCH AS
                                        RETIREMENT

                              - LOOKING TO ADD A GROWTH COMPONENT TO YOUR PORTFOLIO

                              -         WILLING TO ACCEPT HIGHER RISKS OF
                                        INVESTING IN THE STOCK MARKET IN
                                        EXCHANGE FOR POTENTIALLY HIGHER
                                        LONG-TERM RETURNS

                              This Fund will not be appropriate for anyone:

                              -         SEEKING MONTHLY INCOME

                              - PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

                              -         SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show how the Republic International Equity Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for Of course, past performance does not indicate how the Fund will perform the past three years to demonstrate in the future. that the Fund has gained or lost value at differing times. The table below compares the fund's performance to that of the [Lipper International Equity Fund Index], an unmanaged, equally weighted index composed of the 30 largest Mutual Funds with this investment objective.

                        PERFORMANCE BAR CHART AND TABLE

           Year-by-Year Total Returns as of 12/31 for Adviser Shares

        1996        1997        1998
        4.99%       5.04%        ---%



                          Best quarter:  Q____ +___%
                          Worst quarter: Q____ +___%

                                  Year To Date:

                               ------------------





    AVERAGE ANNUAL TOTAL RETURNS (for the periods ending October 31, 1998)

                             Inception Date     Past Year        Past 5 Years       Past 10 Years     Since Inception
Adviser Shares                  1/9/1995          ____%              N/A                 N/A               ____%
Lipper International
Equity Fund Index                 ____            ____%             ____%               ____%              ____%

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

FEES AND EXPENSES*
------------------

As an investor in the Republic International Equity Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder
Transaction
Expenses (fees
paid by you
directly)                                 ADVISER
                                          SHARES
Maximum sales
charge (load)
on purchases

                                           None
Maximum deferred
sales charge (load)                        None

Annual Fund
Operating

Expenses                                 ADVISER
(fees paid from                          SHARES
Fund assets)

Management fee                           .72%

Distribution (12b-1)
and Service fee                          .25%

Other expenses                           .12%

Total Fund
operating expenses                      1.09%

Fee waivers
and reimbursements                         0%

Net operating expenses

                                        1.09%



* The table reflects the combined fees of both the International Equity Fund and the International Equity Portfolio.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

EXPENSE EXAMPLE*

Use the table at right to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    - $10,000 investment

    - 5% annual return

    - redemption at the end of each period

    - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

REPUBLIC INTERNATIONAL            1        3         5         10
-----------------------         Year     Years     Years      Years
EQUITY FUND
-----------
ADVISER SHARES                  $111      $347      $601     $1,329
------------------------------ -------- --------- --------- ----------




* The example reflects the combined fees of both the International Equity Fund and the International Equity Portfolio.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

REPUBLIC SMALL CAP EQUITY FUND

INVESTMENT OBJECTIVES         The investment objective of the Small Cap Equity
                              Fund is to seek long-term growth of capital by investing in equity securities of emerging small- and medium-sized companies that are expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

STRUCTURE OF THE FUND         The Fund seeks to achieve its investment objective
                              by investing all of its assets in the Republic
                              Small Cap Equity Portfolio (the "Portfolio"), which has the same investment objective as the Fund. This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the Small Cap Equity Fund or
                              "feeder fund") is investing all its assets in a second fund (the Portfolio or "master fund").

                              The Fund offers only one class of shares (the "Adviser Shares"). Shares of the Fund are offered only to clients of Republic and its affiliates for whom Republic or its affiliates exercises investment discretion.

PRINCIPAL INVESTMENT
STRATEGIES                    The Portfolio will invest primarily in common
                              stocks of small- and medium sized companies, but may also invest in bonds, notes, commercial paper, U.S. Government securities, and foreign securities. The Fund may also invest in common stocks of larger, more established companies if they are expected to show increased earnings.

PRINCIPAL INVESTMENT RISKS    The Fund's performance per share will change daily
                              based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. You could lose money on your investment in the Fund or the Fund could underperform other investments.

                              Equity securities have greater price volatility than fixed-income instruments. The value of the Fund will fluctuate as the market price of its investments increases or decreases.

                              Because emerging small and medium-sized companies have fewer financial resources than larger, well-established companies, investments in the Fund are subject to greater price volatility than investments in other equity funds, particularly during periods of economic uncertainty or downturns.

                              The Fund's investments in foreign securities are riskier than its investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

                              The Fund may invest in derivative instruments (e.g., option and futures contracts) to help achieve its investment objective. These investments could increase the Fund's price volatility or reduce the return on your investment.

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?       Consider investing in the Fund if you are:

                              -         SEEKING A LONG-TERM INVESTMENT

                              - LOOKING TO ADD A GROWTH COMPONENT TO YOUR PORTFOLIO

                              -         WILLING TO ACCEPT HIGHER RISKS OF
                                        INVESTING IN EMERGING COMPANIES IN
                                        EXCHANGE FOR POTENTIALLY HIGHER
                                        LONG-TERM RETURNS.

                              -         INVESTING SHORT-TERM RESERVES

                              This Fund will not be appropriate for anyone:

                              -         SEEKING MONTHLY INCOME

                              - PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

The chart and table on this page show how the Republic Small Cap Equity Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the past two years to demonstrate that the Fund has gained and lost value at differing times. The table below compares the Fund's performance over time with the [Lipper Small Company Fund Index], an unmanaged, equally weighted index composed of the 30 largest Mutual Funds with this investment objective.


                        PERFORMANCE BAR CHART AND TABLE

           Year-by-Year Total Returns as of 12/31 for Adviser Shares

        1996        1997         1998
        4.99%       5.04%        ---%

Of course, past performance does not indicate how the Fund will perform in the future.



                          Best quarter:  Q____ +___%
                          Worst quarter: Q____ +___%

                                  Year To Date:

                               ------------------



    AVERAGE ANNUAL TOTAL RETURNS (for the periods ending [October 31, 1998])

                             Inception Date     Past Year        Past 5 Years       Past 10 Years     Since Inception
Adviser Shares                  9/31/1996         ____%              N/A                 N/A               ____%
Lipper Small Company Fund
Index                             ____            ____%             ____%               ____%              ____%

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------

FEES AND EXPENSES*
------------------

As an investor in the Republic Small Cap Equity Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


Shareholder
Transaction
Expenses (fees
paid by you                              ADVISER
directly)                                SHARES
Maximum sales
charge (load)
on purchases                                 None

Maximum deferred
sales charge (load)                          None

Annual Fund
Operating

Expenses                                   ADVISER
(fees paid from                             SHARES
Fund assets)

Management fee                               .89%
Distribution (12b-1)
and Service fee                              .25%

Other expenses                               .02%

Total Fund
operating expenses                          1.16%

Fee waivers
and reimbursements                           .02%

Net operating expenses                      1.14%



* The table reflects the combined fees of both the Small Cap Equity Fund and the Small Cap Equity Portfolio.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE*

Use the table at right to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    - $10,000 investment

    - 5% annual return

    - redemption at the end of each period

    - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

REPUBLIC SMALL CAP EQUITY         1        3         5         10
--------------------------      Year     Years     Years      Years
FUND
----
ADVISER SHARES                  $118      $368      $638     $1,409



* The example reflects the combined fees of both the Small Cap Equity Fund and the Small Cap Equity Portfolio.

                      INVESTMENT OBJECTIVES AND STRATEGIES

                           REPUBLIC FIXED INCOME FUND

                     Ticker Symbol: Adviser Shares ________

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

         The investment objective of the Fixed Income Fund is to realize above-average total return, consistent with reasonable risk, through investment primarily in a diversified portfolio of U.S. Government securities, corporate bonds, mortgage-backed securities and other fixed income securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Republic Fixed Income Portfolio, which has the same investment objective as the Fund.

         Consistent with the investment objectives of the Fixed Income Fund, the Fixed Income Portfolio:

         - will normally invest at least 65% of its total assets in fixed income securities, which may include U.S. Government securities; corporate debt securities and commercial paper; mortgage-backed and asset-backed securities; obligations of foreign governments or international entities; and foreign currency exchange-related securities.

         - may invest more than 50% of its assets in mortgage-backed securities including mortgage pass-through securities, mortgage-backed bonds and CMOs, that carry a guarantee of timely payment.

         - may lend its securities to brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund or Portfolio may also borrow money for temporary or emergency purposes.

         - may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.

         - may invest in high yield/high risk securities as well as floating and variable rate instruments and obligations.

         - may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

         - may invest in debt obligations by commercial banks and savings and loan associations. These instruments would include certificates of deposit, time deposits, and bankers' acceptances.

         - may purchase and sell securities on a when-issued basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

         The investment objective of the Fund and related policies and activities are not fundamental and may be changed without approval of the Fund shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the investment objectives of the Fund or the Portfolio will be achieved.

                      INVESTMENT OBJECTIVES AND STRATEGIES

                      REPUBLIC NEW YORK TAX-FREE BOND FUND


                    Ticker Symbol: Adviser Shares __________

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
-------------------------------------------

         The investment objective of the New York Tax-Free Bond Fund is to provide shareholders of the Fund with income exempt from regular federal, New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing its assets primarily in a non-diversified portfolio of municipal bonds, municipal notes, and other debt instruments, the interest on which is exempt from regular federal, New York State and New York City personal income taxes.

         Consistent with its investment objectives, the New York Tax-Free Bond
Fund:

         - will invest at least 80% of its assets in tax exempt obligations, and a majority, if not all, of its assets in New York Municipal Obligations. To the extent that acceptable New York Municipal Obligations are not available for investment, the Fund may purchase Municipal Obligations issued by other states and political subdivisions, the interest income on which is exempt from regular federal income tax but is subject to New York State and New York City personal income taxes.

         - may invest, as a temporary defensive measure, in short-term obligations or hold some of its assets in cash. If so, shareholders may have to pay federal and New York State and New York City personal income taxes on the interest received on these investments.

         - may invest in derivative instruments, including, but not limited to, options and futures contracts on fixed income securities and indices of municipal securities.

         - may invest in fixed income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.

         - may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

         - may purchase and sell securities on a when-issued basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

         The investment objective of the Fund and related policies and activities are not fundamental and may be changed without approval of the Fund shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the investment objectives of the Fund will be achieved.

                      INVESTMENT OBJECTIVES AND STRATEGIES

                              REPUBLIC EQUITY FUND

                    Ticker Symbol: Adviser Shares __________

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

         The investment objective of the Equity Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund seeks to achieve its objective by investing at least 65% of its assets in equity securities of seasoned medium and large-sized companies in sound financial condition that are expected to show above average price appreciation.

                  To achieve its investment goal, the Fund employs two Sub-Advisers, each of which pursues a different investment strategy. As investment manager of the Fund, Republic is responsible for allocating the assets between the Sub-Advisers. Although Republic usually divides the assets in half, it may allocate a greater portion of the assets to one of the Sub-Advisers if Republic believes it is in the best interests of the Fund.

         The first Sub-Adviser invests its portion of the Fund's assets using a "growth" style of investing. The second Sub-Adviser invests the remaining assets using a "value" style of investing. Each approach relies on a careful analysis of each company considered for investment, using internal fundamental research analysis, to determine its source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share.

         "GROWTH" STRATEGY: The strategy focuses on investing in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments. The Fund's assets may be invested in companies that do not demonstrate such characteristics if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products, changes in consumer demand or basic changes in the economic environment.

         "VALUE" STRATEGY: This approach seeks to obtain the Fund's investment objective by investing in equity securities of U.S. companies believed to be undervalued based upon internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. The research focuses on several levels of analysis: first, on understanding wealth shifts that occur within the equity market; and second, on individual company research.

         Consistent with its investment objectives, the Republic Equity Fund:

         - may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock.

         - may invest in derivative instruments, including, but not limited to, futures contracts options on securities, securities indices, futures contracts, and foreign currencies.

         - may invest up to 35% in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as "junk bonds."

         - may invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers.

         - may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

         - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

         The investment objective of the Fund and related policies and activities are not fundamental and may be changed without approval of the Fund shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the investment objectives of the Fund will be achieved.

                      INVESTMENT OBJECTIVES AND STRATEGIES

                       REPUBLIC INTERNATIONAL EQUITY FUND

                    Ticker Symbol: Adviser Shares __________

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
-------------------------------------------

         The investment objective of the International Equity Fund is to seek long-term growth of capital and future income through investment primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States. The Fund seeks to achieve its investment objective by investing all of its assets in the International Equity Portfolio, which has the same investment objective as the Fund. The principal investments of the International Equity Portfolio will be in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East.

         Consistent with the investment objectives of the International Equity Fund, the International Equity Portfolio:

         - will normally invest at least 80% of its total assets in equity securities of foreign corporations, consisting of common stocks, and other securities with equity characteristics, including preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations.

         - may invest up to 20% of its assets in equity securities of companies in emerging markets.

         - intends to have at least three different countries represented in its portfolio and intends to invest primarily in companies with large market capitalizations.

         - may, under exceptional circumstances, temporarily invest part or all of its assets in fixed-income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents.

         - may invest derivative instruments, including, but not limited to, foreign currency futures contracts and options on foreign currencies and foreign currency futures.

         - may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller securities at an agreed upon price on an agreed upon date.

         - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

         - may purchase and sell securities on a "when-issued" basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

         The investment objective of the Fund and related policies and activities are not fundamental and may be changed without approval of the Fund shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the investment objectives of the Fund or the Portfolio will be achieved.

                      INVESTMENT OBJECTIVES AND STRATEGIES

                         REPUBLIC SMALL CAP EQUITY FUND

                    Ticker Symbol: Adviser Shares __________

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY
-------------------------------------------

         The investment objective of the Small Cap Equity Fund is to seek long-term growth of capital by investing in equity securities of small- and medium-sized companies that are early in their life cycle but which may have potential to become major enterprises. These companies would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to become more widely recognized. The Fund seeks to achieve its investment objective by investing all of its assets in the Republic Small Cap Equity Portfolio, which has the same investment objective as the Fund.

         Consistent with the investment objective of the Small Cap Equity Fund, the Small Cap Equity Portfolio:

         - may invest in more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand or basic changes in the economic environment.

         -        may invest up to 20% of its assets in foreign securities.

         - will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive.

         - may invest part or all of its assets in cash (including foreign currency) or short-term obligations during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests. These investments may include certificates of deposit, commercial paper, short-term notes and U.S. Government securities.

         - may invest in derivative instruments, including, but not limited to, financial and foreign currency futures contracts as well as options on securities, foreign currencies, and foreign currency futures.

         - may invest in fixed-income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.

         - may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

         - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

         The investment objective of the Fund and related policies and activities are not fundamental and may be changed without approval of the Fund shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the investment objectives of the Fund or the Portfolio will be achieved.

                                INVESTMENT RISKS

                         GENERAL RISK FACTORS: ALL FUNDS


         An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

         Generally, the Fixed Income Fund, the New York Tax-Free Bond Fund, the Equity Fund, the International Equity Fund, and the Small Cap Equity and their corresponding portfolios, will be subject to the following risks:

         - FIXED INCOME SECURITIES: The value of investments in fixed income securities will fluctuate as interest rates decrease or increase. In addition, these securities may accrue income that is distributable to shareholders. If so, a Fund or Portfolio may need to liquidate some of its holdings and forego the purchase of additional income-producing assets.

         - CREDIT RISKS: The Funds could lose money if the issuer of a fixed income security owned by a Fund or Portfolio is unable to meet its financial obligations.

         - DERIVATIVES: The Funds' may invest in various types of derivative securities. Generally, a derivative is a financial arrangement the value of which is based on (or "derived" from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exhange contracts, swaps, mortgage- and asset-backed securities, and "when-issued"securities. There are, in fact, may different types of derivative securities and many different ways to use them.

                           The use of derivative securities is a highly
                  specialized activity and there can be no guarantee that their use will increase the return of the Funds or protect their assets from declining in value. In fact, investments in derivative securities may actually lower a Fund's return if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent the Fund from selling unfavorable positions, which could result in adverse consequences.

                           Each Fund may invest in different kinds of derivative
                  securities. Each Fund's Statement of Additional Information contains a detailed description of the deriviative securities in which the Fund may invest and a discussion of the risks associated with each security. To request a Statement of Additional Information, please refer to the back cover of this Prospectus.

         - REPURCHASE AGREEMENTS: The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio or Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

         - ILLIQUID SECURITIES: The Funds may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

         - RETURNS ARE NOT GUARANTEED: An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by. Republic or any other bank, and the shares are not Federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

         YEAR 2000 RISK: Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Fund invests where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

         The Fund has been assured that the Adviser and the Fund's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Fund's operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Fund's Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

         In the event that any systems upon which the Fund is dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

         While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Fund's service providers cannot be accurately assessed at this time, the Fund currently has no reason to believe that the Year 2000 plans of the Adviser and the Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Fund. The Fund and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Fund's service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

            SPECIFIC RISK FACTORS: FOREIGN AND HIGH YIELD SECURITIES

  THE FIXED INCOME FUND                                 THE EQUITY FUND
THE SMALL CAP EQUITY FUND                         THE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

         Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, lack of liquidity, and lack of government regulation.

         Investments in emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

         In January 1999, the European Monetary Union plans to introduce a common currency for the European Union (the "euro"). Significant uncertainty surrounds the introduction of the euro and its effect on the value of securities denominated in local European currencies. If the Fund or Portfolio holds investments in countries with currencies replaced by the euro, those investments may be devalued against the U.S. dollar, resulting in a loss to the Fund.

         High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. If the issuer of high yield securities defaults, the Fund or Portfolio may incur additional expenses to seek recovery. High yield securities may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Funds.

                 SPECIFIC RISK FACTORS: "WHEN-ISSUED" SECURITIES

                           THE NEW YORK TAX-FREE FUND
                              THE FIXED INCOME FUND
                          THE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

         The price and yield of a securities purchased on a "when-issued" basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a when-issued transaction fails to deliver or pay for the security. In addition, purchasing securities on a "when-issued" basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the "when-issued" security may have a lesser (or greater) value at the time of settlement than the Fund's payment obligation with respect to that security.

           SPECIFIC RISK FACTORS: MORTGAGE-BACKED SECURITIES AND SWAPS

                              THE FIXED INCOME FUND
--------------------------------------------------------------------------------

         Mortgage-and asset-backed securities are subject to prepayment, extension, market, and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Conversely, an extension risk is present during periods of rising interest rates, when a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities. Market risk reflects the risk that the price of the security may fluctuate over time as a result of changing interest rates or the lack of liquidity. Credit risk reflects the risk that the Fund or Portfolio may not receive all or part of its principal because the issuer has defaulted on its obligations.

         The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to swap defaults, the Fund or Fixed Income Portfolio may lose interest payments that it is contractually entitled to receive and may, in some cases, lose the entire principal value of the investment security.

                   SPECIFIC RISK FACTORS: NON-DIVERSIFICATION

                         THE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------

         Because the Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

         The Fund may also be subject to greater credit risks than other funds because it limits its investments to securities offered by New York State and other issuers of New York Municipal Obligations. New York State and other issuers of New York Municipal Obligations have historically experienced periods of financial difficulties. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

FUND MANAGEMENT
---------------

THE INVESTMENT ADVISER
----------------------

      Republic National Bank of New York ("Republic" or the "Adviser"), 452 Fifth Avenue, New York, New York, is the investment adviser for the New York Tax-Free Bond Fund. Republic is also the investment manager for the Equity Fund, the Fixed Income Portfolio, the International Portfolio, and the Small Cap Equity Portfolio. As investment manager of the Equity Fund and the Portfolios, Republic provides general supervision over the investment management functions performed by the investment advisers.

      Republic is a wholly owned subsidiary of Republic New York Corporation, a registered bank holding company. As of June 30, 1998, Republic was the ___ largest commercial bank in the United States as measured by deposits. Republic currently provides investment advisory services for individuals, trusts, estates and institutions. Republic manages more than $___ billion in assets including $___ billion in the Republic Family of Funds.

      The following companies serve as investment advisers of their respective Fund and Portfolios. The investment advisers make the day-to-day investment decisions and continuously review, supervise and administer investment programs.

      THE FIXED INCOME FUND (FIXED INCOME PORTFOLIO): Miller Anderson & Sherrard ("MAS"), One Tower Bridge, West Conshohocken, Pennsylvania 19428, is a Pennsylvania limited partnership founded in 1969. MAS provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors. As of ___________, 1998, MAS had in excess of $___ billion in assets under management.

      THE NEW YORK TAX-FREE BOND FUND: Republic serves as the investment adviser to the Fund. A description of Republic's experience in investment management is set forth above.

      THE EQUITY FUND: Alliance Capital Management L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105, and Brinson Partners, Inc. ("Brinson"), 209 South LaSalle Street, Chicago, IL 60604, both serve as investment advisers to the Equity Fund. As investment manager, Republic is responsible for allocating the Fund's assets between Alliance and Brinson for purposes of investment.

      Alliance is a leading global investment adviser supervising client accounts with assets totaling $262.5 billion as of June 30, 1998. Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds.
As of ____________, 1998, investment portfolios managed by Alliance currently had over 3.5 million shareholder accounts, in aggregate.

FUND MANAGEMENT
---------------

THE INVESTMENT ADVISER - CONTINUED

      Brinson is an investment management firm managing, as of _______, 199__, approximately $__ billion, primarily for pension and profit sharing institutional accounts. Brinson and its predecessor entities have managed domestic and international investment assets since 1974 and global investment assets since 1982. Brinson also serves as the investment adviser to seven other investment companies.

      THE INTERNATIONAL EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO): Capital Guardian Trust Company ("CGTC"), which was founded in 1968, is a wholly owned subsidiary of The Capital Group Companies, Inc., both of which are located at 333 South Hope Street, Los Angeles, California. As of ___________, 1998, CGTC managed in excess of $70 billion of assets primarily for large institutional clients.

      THE SMALL CAP EQUITY FUND (SMALL CAP EQUITY PORTFOLIO): MFS Institutional Advisers, Inc. ("MFSI"), together with its parent company Massachusetts Financial Services Company ("MFS"), is America's oldest mutual fund organization. MFSI is a [Delaware Corporation] with its principal office at [address]. Net assets under the management of the MFS organization were approximately $__ billion on behalf of approximately __ million investor accounts as of __________ , 1998. As of that date, the MFS organization managed approximately $_____ billion of assets invested in equity securities, approximately $___ billion of assets invested in fixed-income securities, and $___ billion of assets invested in securities of foreign issuers and non-U.S. dollar securities.

         For these advisory services, the Funds paid as follows:

                                                                                   PERCENTAGE OF AVERAGE NET ASSETS
                                                                                            AS OF 10/31/98
Fixed Income Fund                                                                               ______%

New York Tax-Free Bond Fund                                                                     ______%

Equity Fund                                                                                     ______%

International Equity Fund                                                                       ______%

Small Cap Equity Fund                                                                           ______%


* Republic waived a portion of its contractual fees with the Funds for the most recent fiscal year. Contractual fees (without waivers) are: Fixed Income Fund, ___%, New York Tax-Free Bond Fund, ___; Equity Fund, ___%, International Equity Fund, ____%, and Small Cap Equity Fund, ____%.

FUND MANAGEMENT
---------------

PORTFOLIO MANAGERS

THE FIXED INCOME FUND (FIXED INCOME PORTFOLIO):

      - The Portfolio Manager for the Fixed Income Portfolio is Kenneth B. Dunn. Mr. Dunn has been a Partner at MAS since prior to 1991. He has served as the Portfolio Manager of the MAS Fixed Income and MAS Domestic Fixed Income Portfolios since 1987; the MAS Fixed Income II Portfolio since 1990; the MAS Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios, since 1992; and the MAS Municipal and PA Municipal Portfolios, since 1994.

THE NEW YORK TAX-FREE BOND FUND:

      - Peter J. Loftus, Senior Portfolio Manager with Republic since 1997, is primarily responsible for the day-to-day management of the New York Tax-Free Bond Fund's portfolio. Prior to joining Republic, Mr. Loftus was a Senior Vice President at Dillon, Read & Co. from _________, 1992 through ____________, 1997, where he managed tax-exempt trading and hedging for the firm. He also spent seven years (19__ - 19__) at Paine Webber as a Vice President involved in the trading and distribution of tax-exempt securities.

THE EQUITY FUND:

      - John L. Blundin, an Executive Vice President and Portfolio Manager, and Christopher Toub, a Senior Vice President and Equity Portfolio Manager, have primary portfolio management responsibility for the Equity Fund's assets allocated to Alliance. Mr. Blundin has served as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED]. In all, Mr. Blundin has 32 years of investment experience, including 24 years of experience as a portfolio manager at Alliance. Mr. Toub has 16 years of investment experience, including five years of experience as a portfolio manager at Alliance. Prior to joining Alliance in 1992, Mr. Toub was a Portfolio Manager at Marcus, Schloss, & Co from __________, 19__ through ____________, 199__.

      - Jeffrey J. Diermeier, Managing Partner-U.S. Equities at Brinson , has primary portfolio management responsibility for the Fund's assets allocated to Brinson. Mr. Diermeier has served as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED]. Mr. Diermeier has 21 years of investment experience at Brinson.

FUND MANAGEMENT
---------------

PORTFOLIO MANAGERS - CONTINUED

THE INTERNATIONAL EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO): The following persons are primarily responsible for portfolio management of the International Equity Portfolio:

      - David Fisher, Vice Chairman of CGTC, has had 32 years experience as an investment professional (28 years with CGTC or its affiliates). Mr. Fisher has served as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED]

      - Harmut Giesecke, Senior Vice President and Director of Capital International, Inc., has had 26 years experience as an investment professional (24 years with CGTC or its affiliates). Mr. Giesecke has served as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED].

      - Nancy Kyle, Senior Vice President of CGTC, has had 24 years experience as an investment professional (7 years with CGTC or its affiliates). Ms. Kyle has served as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED]. From 1980 to 1990, Ms. Kyle was managing director of
            J. P. Morgan Investment Management, Inc.

      - John McIlwraith, Senior Vice President of CGTC, has had 28 years experience as an investment professional (14 years with CGTC or its affiliates) Mr. McIlwraith has serves as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED].

      - Robert Ronus, President of CGTC, has had 29 years experience as an investment professional (23 years with CGTC or its affiliates). Mr. Ronus has served as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED].

      - Nilly Sikorsky, Director of The Capital Group Companies, Inc., has had 35 years experience as an investment professional, all of which was with CGTC or its affiliates. Ms. Sikorsky has served as [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED].

FUND MANAGEMENT
---------------

PORTFOLIO MANAGERS - CONTINUED

SMALL CAP EQUITY FUND (SMALL CAP EQUITY PORTFOLIO):

      - The portfolio managers of the Small Cap Equity Portfolio are John W. Ballen and Brian Stack, Executive Vice President and Vice President respectively, of the Small Cap Equity Sub-Adviser. Mr. Ballen has been employed by [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED]. Mr. Stack has been employed by [POSITION, COMPANY NAME, AND LENGTH OF SERVICE FOR EACH EMPLOYER IN PAST FIVE YEARS TO BE PROVIDED].

THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

BISYS also serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

Each Fund's Statement of Additional Information has more detailed information about the Investment Adviser, Distributor and Administrator, and other service providers.

THE TWO-TIER FUND STRUCTURE

The Fixed Income Fund, the International Equity Fund, and the Small Cap Equity Fund seek to achieve their investment objectives by investing all of each Fund's assets in the Republic Fixed Income Portfolio, Republic International Equity Portfolio, and the Republic Small Cap Equity Portfolio, respectively, series of a separate open-end investment company with the same investment objectives as their respective Funds. This is referred to as a "master/feeder" arrangement because one fund (the "feeder" fund) "feeds" its assets into another fund (the "master fund"). The two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach. For example, other mutual funds and institutional investors may invest in the Portfolios on the same terms and conditions as the Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Fund. For example, if a large investor withdraws from a portfolio (a "master fund"), operating expenses may increase, thereby producing lower returns for investors in the Funds ("feeder funds"). Additionally, the portfolio may become less diverse, resulting in increased portfolio operating expenses.

FUND MANAGEMENT
---------------

THE TWO-TIER FUND STRUCTURE - CONTINUED

Except as pemitted, whenever a Fund is requested to vote on a matter pertaining to its corresponding Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

The investment objectives of the Funds and the Portfolios may be changed without approval of the shareholders. A Fund may withdraw its investment in its corresponding Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.

SHAREHOLDER INFORMATION
-----------------------

PRICING OF FUND SHARES
----------------------

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           TOTAL ASSETS - LIABILITIES
                           --------------------------
                                Number of Shares
                                   Outstanding

THE INCOME AND EQUITY FUNDS

The net asset value per share (NAV) of the Fixed Income Fund and the New York Tax-Free Bond Fund (collectively, the "Income Funds"), and the Equity Fund, the International Equity Fund, and the Small Cap Equity Fund (collectively, the "Equity Funds"), is determined once each day -at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price.

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES
------------------------------------

You may purchase Funds through the Republic Funds Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

    ACCOUNT TYPE              MINIMUM            MINIMUM
                         INITIAL INVESTMENT    SUBSEQUENT
    ADVISER SHARES
    Regular
    (non-retirement)    [$       1,000]       [$   100]

    Retirement (IRA)    $          250        $    100
    Automatic

    Investment Plan     $          250        $     25


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED
------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL OR BY OVERNIGHT SERVICE

Initial Investment:
-------------------

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "Republic Funds" and include the name of the appropriate Fund(s) on the check.

Mail to: Republic Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Subsequent:
-----------

1.    Use the investment slip attached to your account statement.
      Or, if unavailable,

2.    Include the following information in writing:

      -     Fund name

      -     Share class

      -     Amount invested

      -     Account name

      -     Account number

      Include your account number on your check.

Mail investment slip and check to: Republic Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED
------------------------------------

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-___-____. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-___-____to arrange a transfer from your bank account.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

BY WIRE TRANSFER

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment:
-----------------------

Fax the completed application, along with a request for a confirmation number to 1-800-___-____. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
---------------------------------------

Instruct your bank to wire transfer your investment to: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035, Attn. Transfer Agent.

Name of Bank
Routing Number:  ABA #011001438
Acct. #5999-99451
Include:
Your name
Your confirmation number
After instructing your bank to wire the funds, call ___-___-____ to advise us of the amount being transferred and the name of your bank

You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.

SHAREHOLDER INFORMATION
-----------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED
------------------------------------

AUTOMATIC INVESTMENT PLAN


You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

      o Complete the Automatic Investment Plan portion on your Account Application.
            Make sure you note:

            [ ]   Your bank name, address and account number

            [ ]   The amount you wish to invest automatically (minimum $25)

            [ ] How often you want to invest (every month, 4 times a year, twice a year or once a year)

            [ ]   Attach a voided personal check.

To invest regularly from your paycheck or government check: Call 1-800-___-____ for an enrollment form.

DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another Republic Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

    DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION
     DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A
                                 DISTRIBUTION.

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES
-------------------

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR
FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through you financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption.

For all other sales transactions, follow the instructions below.

By telephone                          1. Call 1-800-___-____ with instructions as to how you wish to
(unless you have declined             receive your funds (mail, wire, electronic transfer).  (See
telephone sales privileges)           "General Policies on Selling Shares--Verifying Telephone
                                      Redemptions" below)

By mail or overnight service          1. Call 1-800-___-____to request redemption forms or write a
(See "General Policies on             letter of instruction indicating:
Selling Shares--Redemptions in        - your Fund and account number
Writing Required" below)              - amount you wish to redeem
                                      - address where your check should be sent
                                      - account owner signature
                                      2. Mail to:
                                      Republic Funds
                                      c/o BISYS Fund Services
                                      3435 Stelzer Road
                                      Columbus, Ohio 43219-3035.

Wire transfer                         Call 1-800-___-____to request a wire transfer.
You must indicate this option
on your account application.          If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.  Otherwise, it
The Fund may charge a wire            will normally be wired on the second business day after your
transfer fee.                         call.
Note: Your financial
institution may also charge a
separate fee.

Electronic Redemptions                Call 1-800-___-____ to request an electronic redemption.
Your bank must participate in         If you call by 4 p.m. Eastern time, the NAV of your shares
the Automated Clearing House          will normally be determined on the same day and the proceeds
(ACH) and must be a U.S. bank.        credited within 8 days.

Your bank may charge for
this service.

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

- Make sure you've checked the appropriate box on the Account Application. Or call 1-800-___-____.

-     Include a voided personal check.

-     Your account must have a value of $10,000 or more to start withdrawals.

- If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you. (CONFIRM)

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1.    Redemptions from Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee which include each of the following.

      - Redemptions over $10,000 o Your account registration or the name(s) in your account has changed within the last 15 days

      -     The check is not being mailed to the address on your account

      -     The check is not being made payable to the owner of the account

      - The redemption proceeds are being transferred to another Fund account with a different registration.

         You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED

CLOSING OF SMALL ACCOUNTS

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

There is no sales charge on purchases of Adviser Shares. In addition, there are no 12b-1 distribution fees paid from the Funds for Adviser Class Shares.

SHAREHOLDER SERVICE FEES

Adviser Shares are subject to a shareholder servicing fee of up to .25%.

SHAREHOLDER INFORMATION
-----------------------

EXCHANGING YOUR SHARES
----------------------

You can exchange your shares in one Fund for shares of the same class of another Republic Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to Republic Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035 or by calling 1-800-___-____. Please provide the following information:

      -     Your name and telephone number

      -     The exact name on your account and account number

      - Taxpayer identification number (usually your Social Security number)

      -     Dollar value or number of shares to be exchanged

      -     The name of the Fund from which the exchange is to be made

      -     The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to _____ exchanges within a _____ period.

AUTOMATIC EXCHANGES

You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions. To participate in the Automatic Exchange:

-    Complete the appropriate section of the Account Application.

- Keep a minimum of $10,000 in the (THE FUNDS) and $1,000 in the Fund whose shares you are buying. (CONFIRM)

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to Republic Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035

NOTES ON EXCHANGES

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION
-----------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------

      - Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Shares begin accruing dividends on the day they are purchased.

      - Dividends on all Funds are paid monthly. Capital gains for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

      - Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

      - Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security - not how long the shareholder has been in the Fund.

      - Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

      - There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them.

      - You will be notified in January each year about the federal tax status of distributions made by the Fund. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

      - Foreign shareholders may be subject to special withholding requirements.

      - If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

      - There is a penalty on certain pre-retirement distributions from retirement accounts.

      - BECAUSE EVERYONE'S TAX SITUATION IS UNIQUE, ALWAYS CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE, AND LOCAL TAX CONSEQUENCES.

     FINANCIAL HIGHLIGHTS

INSERT PAST 5 YEARS'
FINANCIAL HIGHLIGHTS
FROM ANNUAL REPORT.

FIXED INCOME FUND FINANCIAL HIGHLIGHTS

NEW YORK TAX-FREE BOND FUND FINANCIAL HIGHLIGHTS

EQUITY FUND FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

SMALL CAP EQUITY FUND FINANCIAL HIGHLIGHTS

         PRIOR PERFORMANCE

         The following tables set forth information for the Fixed Income Fund, Equity Fund, International Equity Fund and the Small Cap Equity Fund, and information on the prior performance of the Sub-Advisers for those Funds and, where applicable, the corresponding portfolios.

         The Sub-Adviser prior performance information is a composite of the average annual total returns of all institutional separate accounts managed by the Sub-Advisers that have investment objectives, policies and restrictions substantially similar to the Funds (and corresponding Portfolios), and which have been managed as the Funds (and corresponding Portfolios) have been managed. The composite data is provided to illustrate the past performance of the Sub-Advisers in managing substantially similar accounts with substantially similar investment objectives, strategies and policies as measured against the specified market index and does not represent the performance of the Fixed Income Fund, Equity Fund, International Equity Fund or Small Cap Equity Fund or the Fixed Income Portfolio, International Equity Portfolio or Small Cap Equity Portfolio.

                                                   FIXED INCOME SUB-ADVISOR
                                                      ANNUALIZED RETURNS

                                             BOND FUND    SUB-ADVISER   SALOMON BIG
                                            PERFORMANCE   COMPOSITE+     INDEX(2)

1 Year(1) ..............................       7.62%        6.85%        11.53%
Since Portfolio Inception ..............       9.59%         N/A*        10.65%
(1/9/95)
5 Years(1) .............................        N/A         5.40%         7.23%
10 Years(1) ............................        N/A         7.97%         9.35%

(1)   Through September 30, 1998.

(2)   The Salomon Broad Investment Grade Bond Index is a market-capitalization-

      based total return index containing U.S. fixed rate issues having a maturity of greater than one year and at least $25 million outstanding. The Salomon BIG Index includes Treasury, Government-sponsored, mortgage-backed, and investment grade corporate issues.

  + If the expense ratio of the Fund after expense reimbursements were used as the basis for adjustment, the Sub-Adviser composite average annual returns would be 7.83% for one year, 6.36% for 5 years and 8.95% for 10 years.

  * Sub-Adviser performance information is not available for this time period.

                                                                  EQUITY SUB-ADVISORS

                              EQUITY FUND        ALLIANCE         RUSSELL           BRINSON          RUSSELL     RUSSELL
                              PERFORMANCE       COMPOSITE        GROWTH(2)         COMPOSITE        VALUE(3)     1000(4)
1 Year(1) ................       4.30%            7.69%            11.11%             0.48%           3.60%        7.36%
Since Inception+ .........      18.74%           23.24%            22.98%            20.65%          20.96%       22.00%
5 Years(1) ...............        N/A            19.11%            20.80%            18.01%          17.13%       18.99%
Since 12/31/87 ...........        N/A            17.22%            17.57%            18.01%          16.68%       17.17%

(1) Through September 30, 1998.

(2) The Russell 1000 Growth Index is an unmanaged index of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

(3) The Russell 1000 Value Index is an unmanaged index of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

(4) The Russell 1000 Index is an unmanaged index of the 1000 largest U.S. companies (representing approximately 90% of the total market capitalization) in the Russell 3000 Index, which represents approximately 98% of the U.S. equity market by capitalization.

+ Since Fund inception (8/1/95).

                                              INTERNATIONAL EQUITY SUB-ADVISOR
                                                      ANNUALIZED RETURNS

                                       OVERSEAS EQUITY FUND        SUB-ADVISOR       EAFE
                                           PERFORMANCE             COMPOSITE+       INDEX(2)

1 Year(1) .............................      14.16%                  11.94%        -8.12%
Since Portfolio Inception .............       6.83%                    N/A*         5.73%
(1/9/95)
5 Years(1) ............................        N/A                    7.67%         5.64%
10 Years(1) ...........................        N/A                    8.41%         5.40%

(1) Through September 30, 1998.

(2) The EAFE Index includes 1,112 companies in twenty countries representing the stock markets of Europe, Australia, New Zealand and the Far East. The combined market capitalization of these companies represents approximately 60% of the combined market value of the stock exchanges. The EAFE Index is capitalization weighted in U.S. dollars and includes dividends.

+ If the expense ratio of the Fund after expense reimbursements were used as the basis for adjustment, the Sub-Adviser composite average annual returns would be -11.72% for one year, 7.94% for 5 years and 8.68% for 10 years.

* Sub-Adviser performance information is not available for this time period.

                                                       SMALL CAP EQUITY SUB-ADVISOR
                                                              ANNUALIZED RETURNS

                                       OPPORTUNITY FUND               SUB-ADVISOR              RUSSELL 2000
                                         PERFORMANCE                   COMPOSITE                  INDEX(2)
1 Year(1) .........................       -14.26%                        14.11                    19.02%
Since Portfolio Inception .........         8.97%                          N/A*                    5.73%
(9/4/96)
3 Years(1) ........................          N/A                         10.89%                    6.86%

(1) Through September 30, 1998.

(2) The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest companies (representing approximately 10% of the total market capitalization) in the Russell 3000 Index, which represents approximately 98% of the U.S. equity market by capitalization.

* Sub-Adviser Performance information is not available for this time period.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENTS OF ADDITIONAL INFORMATION (SAIS): The SAIs provide more detailed information about the Funds, including their operations and investment policies. They are incorporated by reference and legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAIS, PROSPECTUSES OF OTHER MEMBERS OF THE REPUBLIC FAMILY OF FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER OR BANK THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

                                 REPUBLIC FUNDS
                                3435 STELZER ROAD

                            COLUMBUS, OHIO 43219-3035
                        TELEPHONE: 1-800-_____-_________

                            E-MAIL: (_______________)

                       INTERNET: HTTP://WWW.(____________)


You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

- Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-4782.

                                     PART C

ITEM 23.  EXHIBITS

         (a)(1) Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments. 1

         (a)(2) Establishment and designation of series for Republic Taxable Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund. 7

         (b)      By-Laws. 1

         (c) Specimen certificate of shares of beneficial interest of Republic Funds. 1

         (d)(1) Master Investment Advisory Contract, with supplements regarding Republic New York Tax-Free Bond Fund, Republic New York Tax-Free Money Market Fund and Republic Equity Fund. 1

         (d)(2) Amended and Restated Second Master Investment Advisory Contract, with supplement regarding Republic U.S. Government Money Market Fund. 1

         (d)(3) Subadvisory Agreement between Alliance Capital Management L.P. and Republic National Bank of New York regarding Republic Equity Fund. 9

         (d)(4) Subadvisory Agreement between Brinson Partners, Inc. and Republic National Bank of New York regarding Republic Equity Fund. 9

         (e) Distribution Agreement regarding Republic U.S. Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Taxable Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund. 9

         (f)      Not applicable.

         (g)(1)   Custodian Agreement - IBT. 1

         (g)(2)   Transfer Agency and Service Agreement - IBT. 1

         (g)(3) Form of Custodian Agreement - Republic (to be filed by amendment).

         (g)(4)   Form of Transfer Agency and Service Agreement - BISYS. 11

         (h)(1)   Form of Service Agreement. 1

         (h)(2) Administrative Agreement regarding Republic U.S. Government Money Market Fund, Republic New York Tax-Free Money Market Fund, Republic New York Tax-Free Bond Fund, Republic Equity Fund, Republic Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund. 9

         (h)(3)   Amended and Restated Administrative Services Plan. 6

         (i)      Opinion of Counsel. 2

         (j)      Consent of Independent Auditors - (to be filed by amendment).

         (k)      Not applicable.

         (l)(1) Initial Investor Representation letter regarding Republic International Equity Fund and Republic Fixed Income Fund. 3

         (l)(2) Initial Investor Representation letter regarding Republic Equity Fund. 2

         (m) Amended and Restated Master Distribution Plan, with supplements regarding Republic U.S. Government Money Market Fund, Republic New York Tax-Free Money Market Fund, Republic New York Tax-Free Bond Fund, Republic Equity Fund, Republic Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund. 6

         (n)(1)   Schedule of Performance Computations. 1

         (n)(2)   Financial Data Schedules - (to be filed by amendment).

         (o)      Multiple Class Plan. 5

         (p)(1) Powers of Attorney of Trustees and Officers of Registrant and Republic Portfolios. 8

         (p)(2)   Power of Attorney for Adrian Waters. 10

         (p)(3)   Power of Attorney for Walter B. Grimm. 12

         ------------------------------------

         1. Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on January 23, 1996.

         2. Incorporated herein by reference from post-effective amendment No. 33 to the Registration Statement as filed with the SEC on June 27, 1995.

         3 . Incorporated herein by reference from post-effective amendment No. 29 to the Registration Statement as filed with the SEC on December 20, 1994.

         4. Incorporated herein by reference from post-effective amendment No. 36 to the Registration Statement as filed with the SEC on March 1, 1996.

         5. Incorporated herein by reference from post-effective amendment No. 37 to the Registration Statement as filed with the SEC on April 4, 1996.

         6. Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

         7. Incorporated herein by reference from post-effective amendment No. 40 to the Registration Statement as filed with the SEC on November 27, 1996.

         8. Incorporated herein by reference from post-effective amendment No. 42 to the Registration Statement filed with the SEC on January 31, 1997.

         9. Incorporated herein by reference from post-effective amendment No. 46 to the Registration Statement as filed with the SEC on February 28, 1997.

         10. Incorporated herein by reference from post-effective amendment No. 50 to the Registration Statement as filed with the SEC on January 2, 1998.

         11. Incorporated herein by reference from post-effective amendment No. 52 to the Registration Statement as filed with the SEC on March 12, 1998.

         12. Incorporated herein by reference from post-effective amendment No. 54 to the Registration Statement as filed with the SEC on August 24, 1998.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 25.  INDEMNIFICATION

         Reference is hereby made to Article IV of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees or officers of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940 and, therefore, is unenforceable.

         If a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees or officers of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees or officers in connection with the shares being registered, the Registrant will, unless in the opinion of its Counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

         Republic National Bank of New York ("Republic") acts as investment adviser to Republic Funds and Republic Advisor Funds Trust, and is a subsidiary of Republic New York Corporation ("RNYC"), 452 Fifth Avenue, New York, New York 10018, a registered bank holding company. Republic's directors and principal executive officers, and their business and other connections for at least the past two years, are as follows (unless otherwise noted by footnote, the address of all directors and officers is 452 Fifth Avenue, New York, New York 10018):

                     NAME -- BUSINESS AND OTHER CONNECTIONS

KURT ANDERSEN
Vice Chairman and a Director of Republic New York Corporation ("RNYC") and Republic Bank.

ANTHONY G. CHAPPELL
Executive Vice President and Director of Republic Bank.

CYRIL S. DWEK
Vice Chairman of the Board and Director of Republic Bank and RNYC.

ERNEST GINSBERG
Vice Chairman of the Board and Director of RNYC and Republic Bank.

NATHAN HASSON
Vice Chairman of the Board, Director and Treasurer of Republic Bank and Vice Chairman of the Board and Director of RNYC.

JEFFREY C. KEIL
President and Director of RNYC and Vice Chairman of the Board and Director of Republic Bank.

PETER KIMMELMAN
A private investor and a Director of RNYC and Republic Bank.(1)

PAUL L. LEE
Executive Vice President and Director of Republic Bank; Executive Vice President and General Counsel of RNYC.

LEONARD LIEBERMAN

Director of various companies, including Consolidated Cigar Corporation and Outlet Communications, Inc.; Director of RNYC and Republic Bank.

WILLIAM C. MACMILLEN, JR.
President, William C. MacMillen & Co., Inc. (Investment Banking) and a Director of RNYC and Republic Bank.(2)

PETER J. MANSBACH
Director and Chairman of the Executive Committee of Republic Bank and RNYC.

MARTIN F. MERTZ
Director of RNYC and Republic Bank.

CHARLES G. MEYER, JR.
President of Cord Meyer Development Co. and Director of Republic Bank.(3)

JAMES L. MORICE
Partner in the management consulting and executive search firm of Mirtz Morice, Inc. and a Director of RNYC and Republic Bank.(4)

E. DANIEL MORRIS
President, Corsair Capital Corporation and Director of RNYC.

DR. JANET L. NORWOOD
Senior Fellow at The Urban Institute (research organization); Director of RNYC and Republic Bank.

JOHN A. PANCETTI
Director of RNYC and Republic Bank.

VITO S. PORTERA
Vice Chairman of the Board, and a Director of RNYC and Republic Bank. Also, Chairman of the Board of Republic International Bank of New York, the Florida Edge Act subsidiary of Republic Bank.

WILLIAM P. ROGERS
Partner, Rogers & Wells and Director of RNYC and Republic Bank.

SILAS SAAL
Vice Chairman and Director of Republic Bank and RNYC; Chief Trading Officer of Republic Bank.

DOV C. SCHLEIN
President and Chief Operating Officer of Republic Bank, and a Director of RNYC and Republic Bank.

RICHARD C. SPIKERMAN
Executive Vice President and Director of Republic Bank.

JOHN TAMBERLANE
Director of Republic Bank; President of the Consumer Bank Division of Republic Bank.

WALTER H. WEINER
Chairman of the Board, Director and Chief Executive Officer of Republic Bank and RNYC.

GEORGE T. WENDLER
Vice Chairman and Director of Republic Bank; Senior Credit Officer of Republic Bank.

PETER WHITE
Senior Consultant and a Director of RNYC and Republic Bank.

-----------------------------------
(1) 1270 Avenue of the Americas, Suite 3010, New York  10020.
(2) 254 Victoria Place, Lawrence, New York  11559.
(3) 111-15 Queens Boulevard, 2nd Floor, Forest Hills, New York, New York  11375.
(4) One Dock Street, Stamford, CT  06902

ITEM 27.  PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services (the "Sponsor") and its affiliates serve as distributor and administrator for other registered investment companies.

         (b) The information required by this Item 29 with respect to each director or officer of BISYS is hereby incorporated herein by reference from Form BD as filed by the Sponsor pursuant to the Securities Exchange Act of 1934 (File No. 8-32480).

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: Republic National Bank of New York, 452 Fifth Avenue, New York, New York 10018; BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035; and Investors Bank & Trust Company, N.A., 89 South Street, Boston, Massachusetts 02110.

ITEM 29.  MANAGEMENT SERVICES

         Not applicable.

ITEM 30.  UNDERTAKINGS

         (a) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Republic Funds certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this registration statement on Form N-1A (File No. 33-7647) (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized on the 30th day of December, 1998.

REPUBLIC FUNDS

By WALTER B. GRIMM**
-----------------------------
Walter B. Grimm
President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 30, 1998.


WALTER B. GRIMM**
------------------------------
Walter B. Grimm
President

ADRIAN WATERS**
------------------------------
Adrian Waters
Treasurer and Principal Accounting
  and Financial Officer

ALAN S. PARSOW*
------------------------------
Alan S. Parsow

Trustee

LARRY M. ROBBINS*
------------------------------
Larry M. Robbins
Trustee

MICHAEL SEELY*
------------------------------
Michael Seely
Trustee

FREDERICK C. CHEN*
------------------------------
Frederick C. Chen
Trustee

 *By  /S/ DAVID  J.  HARRIS
-------------------------------
David J. Harris, as attorney-in-fact pursuant to a power of attorney filed as
Exhibit 19 to post-effective amendment No. 40.

**By  /S/ CATHERINE BRADY
-------------------------------
Catherine Brady, as attorney-in-fact pursuant to powers of attorney filed as
Exhibit 19 to post-effective amendment No. 40, Exhibit 19 to post-effective amendment No. 46 and Exhibit 19 to post-effective amendment No. 52.

         Republic Portfolios (the "Portfolio Trust") has duly caused this amendment to the registration statement on Form N-1A (File No. 33-7647) ("Registration Statement") of Republic Funds (the "Trust") to be signed on its behalf by the undersigned, thereto duly authorized on the 30th day of December, 1998.


REPUBLIC PORTFOLIOS

By WALTER B. GRIMM**
   ----------------------------
   Walter B. Grimm
   President

         Pursuant to the requirements of the Securities Act of 1933, the post-effective amendment to the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on December 30, 1998.

WALTER B. GRIMM**
-------------------------------
Walter B. Grimm
President


ADRIAN WATERS**
-------------------------------
Adrian Waters
Treasurer and Principal Accounting and Financial Officer of the Portfolio Trust

ALAN S. PARSOW*
-------------------------------
Alan S. Parsow
Trustee of the Portfolio Trust

LARRY M. ROBBINS*
-------------------------------
Larry M. Robbins
Trustee of the Portfolio Trust

MICHAEL SEELY*
-------------------------------
Michael Seely
Trustee of the Portfolio Trust

FREDERICK C. CHEN*
-------------------------------
Frederick C. Chen
Trustee of the Portfolio Trust


*By  /S/  DAVID  J.  HARRIS
     --------------------------
David J. Harris, as attorney-in-fact pursuant to a power of attorney filed as
Exhibit 19 to post-effective amendment No. 40.

**   /S/CATHERINE BRADY
     --------------------------
Catherine Brady, as attorney-in-fact pursuant to powers of attorney filed as
Exhibit 19 to post-effective amendment No. 40, Exhibit 19 to post-effective amendment No. 46 and Exhibit 19 to post-effective amendment No. 52.